Schedule of undrawn facilities (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands		Mar. 31, 2024	Mar. 31, 2023
Line of Credit Facility [Line Items]
Line of credit facility remaining borrowing capacity		$ 12,723	$ 18,666
CFC Overdraft Facility [Member] | Standard Bank Limited [Member]
Line of Credit Facility [Line Items]
Debt instrument percentage deducted from interest rate	[1]	1.20%	1.20%
Line of credit facility remaining borrowing capacity		$ 2,710	$ 1,180
Ned bank Limited [Member] | Standard Bank Limited [Member]
Line of Credit Facility [Line Items]
Debt instrument percentage deducted from interest rate	[1]	2.00%	2.00%
Line of credit facility remaining borrowing capacity			$ 264
General Committed Banking Facility [Member] | Standard Bank Limited [Member]
Line of Credit Facility [Line Items]
Debt instrument percentage deducted from interest rate	[1]	1.50%
General Committed Banking Facility [Member] | Investec Limited [Member]
Line of Credit Facility [Line Items]
Debt instrument percentage deducted from interest rate	[1]		1.50%
Line of credit facility remaining borrowing capacity		$ 13	$ 7,222
General Uncommitted Banking Facility [Member] | Standard Bank Limited [Member]
Line of Credit Facility [Line Items]
Line of credit facility remaining borrowing capacity		$ 10,000	$ 10,000

[1]	South African prime interest rate